Equity	6 Months Ended
Jun. 30, 2022
Disclosure Of Share Capital Reserves And Other Equity Interest Text Block Abstract
EQUITY

10. EQUITY

Common shares

According to the Company’s Bye-laws, the authorized share capital of the Group consists of 750,000,000 common shares, par value USD 0.01 per share, and 100,000,000 preference shares, par value USD 0.01 per share. As at 30 June 2022, the issued share capital was 49,305,818 (31 December 2021: 48,880,441) (including 3,012,500 common shares (“Earnout Shares”) subject to vesting but which are issued and outstanding for purposes of voting and receipt of dividends), and no preference shares issued and outstanding. All of the issued and outstanding common shares are fully paid.

The following table sets out the number of common shares issued and outstanding as at 30 June 2022 and 31 December 2021:

	30 June 2022
	No. of shares	Par value
		USD ’000
Common shares (par value of USD 0.01)	45,617,470	456
Earnout shares* (par value of USD 0.01)	3,012,500	30
Restricted share awards (par value of USD 0.01) (note 11)	675,848	7
Common shares issued	49,305,818	493

	31 December 2021
	No. of shares	Par value
		USD ’000
Common shares (par value of USD 0.01)	45,471,084	455
Earnout shares* (par value of USD 0.01)	3,012,500	30
Restricted share awards (par value of USD 0.01) (note 11)	396,857	4
Common shares issued and outstanding	48,880,441	489

*	The earnout shares are subject to vesting at stock prices ranges from USD 11.50 to 15.25. The earnout shares are considered outstanding shares and have dividend and voting rights, however, the earnout shares are non-transferable by their holders until they vest and, if the earnout shares do not vest on or prior to 17 March 2028, they will be cancelled by the Company.

Treasury shares

On 23 May 2022, the Group announced that the Board of Directors has approved a repurchase authorization of up to 5 million of its issued and outstanding common shares. This authorization, which does not have an expiration date, replaced the Group’s prior authorization of an aggregate consideration of up to USD 5,000 thousand, which was terminated. As at 30 June 2022, the Group repurchased 15,665 shares with a cost of USD 118 thousand.